Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Amortized cost	$ 81,756	$ 57,367
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	80,806	56,672
Non-investment grade	432	401
Impaired	157	150
Carrying amount of securities measured at FVOCI subject to impairment	81,395	57,223
Items not subject to impairment	525	463
Carrying amount of securities measured at FVOCI	81,920	57,686
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	56,885	43,727
Non-investment grade	967	1,081
Amount before allowance for credit losses	57,852	44,808
Allowance for credit losses	29	24
Amortized cost	57,823	44,784
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	80,719	56,671
Non-investment grade	431	400
Carrying amount of securities measured at FVOCI subject to impairment	81,150	57,071
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	56,885	43,681
Non-investment grade	647	695
Amount before allowance for credit losses	57,532	44,376
Allowance for credit losses	10	5
Amortized cost	57,522	44,371
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	87	1
Non-investment grade	1	1
Carrying amount of securities measured at FVOCI subject to impairment	88	2
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade		46
Non-investment grade	320	386
Amount before allowance for credit losses	320	432
Allowance for credit losses	19	19
Amortized cost	301	413
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	157	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 157	$ 150